Fair Value Measurements - Changes in fair value of Level 3 (Details) - Fair value inputs level 3 - Warrants	9 Months Ended
Sep. 30, 2025 USD ($)
Fair Value Measurements
Initial measurement at the Closing Date	$ 83,556
Change in fair value	40,023
Ending balance, fair value	$ 123,579